MANAGERS TRUST I

Managers AMG FQ Tax-Managed U.S. Equity Fund

Managers AMG FQ U.S. Equity Fund

Supplement dated May 31, 2011 to the

Prospectus dated March 1, 2011, as supplemented May 2, 2011

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Prospectus dated and supplemented as noted above (the “Prospectus”).

Effective immediately, Andrew L. Berkin, PhD no longer serves as portfolio manager of the Funds with day-to-day portfolio management responsibility of each Fund’s portfolio and has been replaced by David Chrisman, PhD, CFA. Mr. Chrisman is a Director of Investment Research of First Quadrant, L.P., a position he has held since January 2006, and has been a senior member of First Quadrant, L.P.’s research group since 2000. As a Director of Investment Research, he is responsible for modeling equity returns, developing optimal trading strategies, estimating and analyzing transactions costs, and investigating tax-efficient investment strategies. Mr. Chrisman and Jia Ye serve as the portfolio managers jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and for supervising the day-to-day operations of the portfolio management team dedicated to the Funds. Mr. Chrisman and Ms. Ye make investment decisions by consensus. Accordingly, all references in the Prospectus to Mr. Berkin are hereby deleted and all references to the portfolio managers of the Funds shall refer to David Chrisman and Jia Ye.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

Managers AMG FQ Tax-Managed U.S. Equity Fund

Managers AMG FQ U.S. Equity Fund

Supplement dated May 31, 2011 to the

Statement of Additional Information dated March 1, 2011, as supplemented May 2, 2011

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Tax-Managed U.S. Equity Fund and Managers AMG FQ U.S. Equity Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Managers Trust I (the “Trust”), contained in the Funds’ Statement of Additional Information dated and supplemented as noted above (the “SAI”).

Effective immediately, Andrew L. Berkin, PhD no longer serves as portfolio manager of the Funds with day-to-day portfolio management responsibility of each Fund’s portfolio and has been replaced by David Chrisman, PhD, CFA. Mr. Chrisman is a Director of Investment Research of First Quadrant, L.P., a position he has held since January 2006, and has been a senior member of First Quadrant, L.P.’s research group since 2000. As a Director of Investment Research, he is responsible for modeling equity returns, developing optimal trading strategies, estimating and analyzing transactions costs, and investigating tax-efficient investment strategies. Mr. Chrisman and Jia Ye serve as the portfolio managers jointly and primarily responsible for the day-to-day management of each Fund’s portfolio and for supervising the day-to-day operations of the portfolio management team dedicated to the Funds. Mr. Chrisman and Ms. Ye make investment decisions by consensus. Accordingly, all references in the SAI to Mr. Berkin are hereby deleted and all references to the portfolio managers of the Funds shall refer to David Chrisman and Jia Ye.

In addition, under the heading “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Managers – Managers AMG FQ U.S. Equity Fund and Managers AMG FQ Tax-Managed U.S. Equity Fund,” the table pertaining to Mr. Berkin on page 45 of the SAI is hereby deleted and replaced with the following:

Portfolio Manager: David Chrisman, PhD (as of March 31, 2011)

Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	10	$3,005.00	3	$1,399.00

*	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

In addition, under “Portfolio Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares – Managers AMG FQ U.S. Equity Fund,” the information regarding Mr. Berkin on page 48 of the SAI is hereby deleted and replaced with the following:

Mr. Chrisman (as of March 31, 2011): None

Finally, under “Portfolio Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares – Managers AMG FQ Tax-Managed U.S. Equity Fund,” the information regarding Mr. Berkin on page 48 of the SAI is hereby deleted and replaced with the following:

Mr. Chrisman (as of March 31, 2011): None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE